Accounts Payable and Accrued Liabilities (FY)	4 Months Ended
Dec. 31, 2018
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities

Note 6 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following:

	December 31, 2018	August 31, 2018	August 31, 2017
Trade accounts payable	$120,774	$39,052	$106,726
Payroll and related	17,220	15,931	9,179
Accrued interest	-	51,462	16,661
	$137,994	$106,445	$132,566